Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Opportunistic Trader ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OPPORTUNISTIC TRADER ETF
Average Annual Return, Percent	(8.26%)
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	13.07%